Investment Risks - Inside Ownership 100 ETF	May 28, 2026
Prospectus [Line Items]
Risk [Text Block]
The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

AP and Market Maker Dependence Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
AP and Market Maker Dependence Risk.
The Fund relies on a limited number of authorized participants ("APs") and market makers to create, redeem, and provide liquidity in Shares. If these firms curtail or cease their activities and others do not step in, Shares may trade at significant premiums/discounts to NAV, experience wider bid-ask spreads, or be subject to trading halts or delisting.

PremiumDiscount to NAV Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Premium/Discount to NAV Risk.
Shares trade at market prices that may be above (premium) or below (discount) NAV, particularly when market volatility is elevated, trading volume is limited, or the Index/portfolio experiences disruptions.

Index Calculation Methodology Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Index Calculation & Methodology Risk.
The Index may be calculated incorrectly or the methodology may be misapplied due to errors, delays, or omissions in data, corporate action processing, or the application of Index rules. Such issues may cause unintended inclusions or exclusions, inaccurate weights, or delayed implementation of Index changes and, until corrected, may cause the Fund to deviate from its intended exposures and from the Index's published values.

Unaffiliated Index Owner Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Unaffiliated Index Owner Risk.
The Index is owned and maintained by an unaffiliated third party (the Index Owner). The Adviser has no control over the Index methodology or the Index Owner's determinations, including how the methodology is interpreted or applied to corporate actions, data questions, or constituent eligibility. Decisions, changes, or failures by the Index Owner may adversely affect the Index and, in turn, the Fund.

Tracking Difference and Tracking Error Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Tracking Difference and Tracking Error Risk.
The Fund's results may differ from those of the Index for various reasons. The Fund bears operating expenses and portfolio transaction costs that the Index does not. The Fund may not be fully invested in Index constituents at all times, may hold securities not included in the Index, and may experience timing differences, cash holdings, corporate actions, tax considerations, or fair-value pricing that contribute to tracking difference.

Operational and Cybersecurity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Operational and Cybersecurity Risk.
The Fund and its service providers rely on complex processes and technology. Human error, processing or communication failures, cyber incidents, or disruptions at counterparties and other third parties could impair operations, result in financial loss, or hinder the Fund's ability to meet its objective.

Passive Strategy Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Passive Strategy Risk.
The Fund seeks to track the Index and, under normal circumstances, does not take temporary defensive positions. Performance may deviate from broad market returns or active strategies; the Fund will not attempt to mitigate declines in the Index.

Inside Ownership Focus Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Inside Ownership Focus Risk.
Because the Index selects and weights companies based on the value of shares owned by insiders, the Fund will be concentrated in companies with higher levels of insider ownership and may be more exposed to risks associated with concentrated insider influence or control. These companies may present heightened governance risks (including conflicts of interest and related-party transactions), key-person and succession risks, and decision-making that may not align with the interests of other shareholders. The insider-ownership screen also narrows the investable universe, which may cause the Fund's performance to differ, positively or negatively, from broader equity markets and increase volatility.

Sector Focus Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Sector Focus Risk.
Inside Ownership issuers may cluster in particular sectors or industries. If the Index becomes concentrated in any sector(s), the Fund will reflect that concentration and may be more sensitive to sector-specific developments than a more diversified approach.

ThirdParty Data Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Third-Party Data Risk.
The Index relies on third-party data (e.g., prices, shares outstanding/free float, classifications, and corporate actions) and is calculated by S&P Dow Jones Indices (the "Index Calculator") based on rules owned and set by Inside Ownership Index Inc. (the "Index Owner"). Errors, delays, or misapplications by data vendors, the Index Owner, or the Index Calculator may cause incorrect constituents/weights or delayed changes, which could cause the Fund to deviate from the Index and its published values. If required data licenses are unavailable or revoked, or fees materially increase, Index calculation or dissemination may be interrupted or terminated on short notice.

NonDiversified Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Non-Diversified Fund Risk.
As a non-diversified fund under the Investment Company Act of 1940, the Fund may invest a larger portion of assets in fewer issuers than a diversified fund. Losses in a single issuer could have a proportionately greater adverse effect on the Fund's performance.

New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets, build secondary-market liquidity, and achieve efficient index tracking.
New Adviser Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
New Adviser Risk.
The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

LargeCapitalization Companies Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Large-Capitalization Companies Risk. Large-cap issuers can be slower to adapt to competitive or technological shifts and, in some environments, may underperform smaller companies that are more nimble.
Brokerage Commissions and BidAsk Spread Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Brokerage Commissions and Bid-Ask Spread Risk.
Investors transacting in the secondary market will pay brokerage commissions and may bear costs associated with the bid-ask spread. These costs tend to rise when trading volume is low or markets are stressed and can materially reduce investment results, especially for frequent or small transactions.

Swap Agreements and Other Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Swap Agreements and Other Derivatives Risk.
To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.

Equity Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Equity Market Risk.
Equity securities may experience significant price volatility, including sharp declines or extended downturns, due to broad market conditions or developments specific to an issuer, industry, or sector. Common stockholders are subordinate to preferred stockholders and creditors in the capital structure.

General Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
General Market Risk.
Global economies and financial markets are interconnected, and events in one country or region may adversely affect markets elsewhere. The Fund's holdings may underperform due to inflation, interest-rate changes, shifts in demand, natural disasters, public-health emergencies, or governmental actions.

Market Events Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Market Events Risk.
Security prices can move substantially based on business cycles, geopolitical events, or market sentiment. Global shocks (such as wars, pandemics, sanctions, or trade restrictions) have increased market volatility and could continue to do so, adversely affecting the Fund's investments.

Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	you could lose all or part of your investment
Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	As a non-diversified fund under the Investment Company Act of 1940, the Fund may invest a larger portion of assets in fewer issuers than a diversified fund. Losses in a single issuer could have a proportionately greater adverse effect on the Fund's performance.